Intangible Asset	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET
6.	INTANGIBLE ASSET

As of June 30, 2020 and 2021, intangible asset consisted of the following:

	As of June 30,
	2020	2021
Production copyright	$2,014,117	$2,204,928
Less: accumulated amortization	(318,902)	(569,607)
	$1,695,215	$1,635,321

The production copyright was purchased from a third-party production provider in November 2018 for a total cash consideration of approximately $2,086,819, and entitled “Move it.” The content of the production copyright includes but is not limited to music content, stage design, and screen design. The Company has exclusive reproduction rights, distribution rights, rental rights, and other rights in China (including mainland China, Hong Kong, Macau, and Taiwan). The Company acquired only the production copyright from the seller, not the operation or equity interest of the seller. Thus, the Company determined that the acquisition constituted an acquisition of assets for financial statement purposes, rather than an acquisition of a business.

For the years ended June 30, 2019, 2020 and 2021, amortization expense amounted to $121,731, $202,494 and $215,003, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2021:

2022	$220,493
2023	220,493
2024	220,493
2025	220,493
2026	220,493
Thereafter	532,856
Total	$1,635,321